THE LAW OFFICES OF
                           MARTIN V. MILLER
                            P.O. Box 2512
                         DOYLESTOWN, PA 18901

                                                     February 12, 1997

United States Securities and Exchange Commission
Office of Filings and Information Services
6432 General Green Way (Mail Stop 0-7)
Alexandria, VA  22312

     Re:  The Kaufmann Fund, Inc.
          File No. 2-28049
          CIK No. 0000054771

Commissioners:

     Enclosed is Form 24f-2 for the captioned Fund showing sales of Fund shares during 1996 as increased by dividend reinvestments and reduced by redemptions.

     Registration fee in the amount of $501,537.14 was wired to the Securities & Exchange Commission on February 11, 1997 and was restricted.

                              Very truly yours,

                              /s/ Martin V. Miller
                              MARTIN V. MILLER
MVM:bp

                 U.S. Securities and Exchange Commission
                          Washington, D.C. 20549

                                FORM 24F-2

                     ANNUAL NOTICE OF SECURITIES SOLD
                          PURSUANT TO RULE 24F-2

1.  Name and address of issuer:  The Kaufmann Fund, Inc.
                                 140 E. 45th Street 43rd floor
                                 New York, NY 10017

2. Name of each series or class of funds for which this notice is filed:
                              NOT APPLICABLE

3.  Investment Company Act File Number:  811-1587

    Securities Act File Number:  2-28049

4.  Last day of fiscal year for which this notice is filed:

                            December 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration: [ ]

6.  Date of termination of issuer's declaration under rule 24f-
    2(a)(1), if applicable (see Instruction A.6):

                              NOT APPLICABLE

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                    0

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

9. Number and aggregate sale price of securities sold during the fiscal year:

          NUMBER: 422,661,916.790
          AMOUNT: $2,417,216,800.00

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

          NUMBER: 385,291,421.323
          AMOUNT: $2,201,589,721.35

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

          NUMBER: 37,370,495.467
          AMOUNT: $215,627,078.65

12.  Calculation of registration fee:
     (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):

                                                    $2,201,589,721.35

     (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):

                                                    +  215,627,078.65

     (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

                                                    -  762,144,224.62

     (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):

                                                    +     0

     (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line
            (ii), less line (iii), plus line (iv)] (if applicable):

                                                    $1,655,072,575.38

     (vi)  Multiplier prescribed by Section 6(b) of the Securities
           Act of 1933 or other applicable law or regulation (see Instruction C.6):

                                                    x     1/3300

     (vii)  Fee due [line (i) or line (v) multiplied by line (vi)]:

                                                    $      501,537.14
                                                    -----------------
                                                    -----------------

Instruction: Issuers should complete lines (ii), (iii), (iv), and (v)
             only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                   [X]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                            February 11, 1997

                                SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)* Lawrence Auriana
                          ---------------------
                          LAWRENCE AURIANA
                          Vice President

Date: February 15, 1997

      *Please print the name and title of the signing officer below the signature.

                              Law Offices of
                             MARTIN V MILLER
                              P.O. Box 2512
                           Doylestown, PA 18901
TELEPHONE                                                       FAX/MODEM
(215)345-7110                                               (215)345-7377

                            February 12, 1997

The Kaufmann Fund, Inc.
140 E. 45th Street - 43rd Floor
New York, NY 10017

Gentlemen:

                                 PREFACE

     On January 30, 1992, the Board of Directors of The Kaufmann Fund, Inc., a New York corporation ("Kaufmann NY"), authorized the reorganization of Kaufmann NY as a Maryland corporation by means of a merger of Kaufmann NY into a Maryland corporation to be formed for the purpose. On July 1, 1992, the shareholders of Kaufmann NY approved the reorganization. Articles of merger were filed on February 9, 1992 with the Secretary of State of New York and with the Department of Assessments and Taxation of the State of Maryland to complete the merger and the merger was completed on that date.

     On January 14, 1993, the Board of Directors of The Kaufmann Fund, Inc., a Maryland corporation, ("Kaufmann NM") adopted the Investment Company Act of 1940 registration statement of Kaufmann NY and on February 9, 1993, Post-Effective Amendment No. 37 to the registration statement of Kaufmann NY became effective which was filed pursuant to Rule 414 under the Securities Act of 1933 in order that the registration statement of Kaufmann NY should be deemed the registration statement of its successor, Kaufmann NM, in order that the securities offering might be continued.

                                 INQUIRY

     I have examined the Article of Incorporation, as amended, of Kaufmann MD; the By-Laws, as amended, of Kaufmann MD; documents evidencing various pertinent corporate proceedings and such other items considered to be material, including the merger documents referred to above.

The Kaufmann Fund, Inc.
Page 2
February 12, 1997

     I have examined the Securities Act Registration Statement of Kaufmann NY, as amended, from time to time, to increase the number of registered shares and, in particular, Post-Effective Amendment No. 31 to Kaufmann NY's Securities Act Registration Statement, which became effective on May 9, 1988.

     In Post-Effective Amendment No. 31, Kaufmann NY elected, pursuant to the provisions of Rule 24f-2 under Section 24(f) of the Investment Company Act of 1940 (the "1940 Act"), to register an indefinite number of shares by amending its Securities Act Registration Statement to declare that to the number or amount of the same class or series presently registered was added an indefinite number or amount of such securities. This election is still in effect, the most recent Rule 24F-2 Notice having been filed with the Securities and Exchange Commission ("SEC") on February 14, 1996.

     I have examined Post-Effective Amendment No. 37 to the Registration Statement of Kaufmann NY which was prepared and filed with the SEC for the purpose of adoption by Kaufmann MD of the Securities Act of 1933 Registration Statement of Kaufmann NY pursuant to the provisions of Rule 414 under the Securities Act of 1933. The registration statement of the predecessor fund is deemed the registration statement of the successor fund in a transaction described in Rule 414 per Rule 24-f-2(b)(3)(i).

                                 OPINION

     Based upon my examination, it is my opinion that Kaufmann MD is a validly organized and subsisting corporation of the State of Maryland and that it is legally authorized to issue shares of its $.10 cent par value common capital stock at prices determined as described in Kaufmann MD's currently effective prospectus and statement of additional information and upon satisfaction of applicable state securities laws and upon payment of the full purchase price, any shares so issued will be legally issued, fully paid and non-assessable stock of Kaufmann MD.

     I consent to the inclusion of this opinion as an Exhibit to the Rule 24F-2 Notice (1996) of Kaufmann MD.

                            Very truly yours,



MVM:bp                      Martin V. Miller